Fair Value Disclosures - Schedule of Carrying Value, Fair Value Amount and Hierarchy Level of the Financial Instruments That Are Not Recognized or Are Not Carried at Fair Value (Details) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Commercial mortgage loans on real estate	$ 47.4	$ 54.6
Policy loans	5.6	6.0
Level 1
Financial assets:
Commercial mortgage loans on real estate	0.0	0.0
Policy loans	5.6	6.0
Other investments	0.0	0.0
Total financial assets	5.6	6.0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Level 2
Financial assets:
Commercial mortgage loans on real estate	0.0	0.0
Policy loans	0.0	0.0
Other investments	0.0	0.0
Total financial assets	0.0	0.0
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0.0	0.0
Level 3
Financial assets:
Commercial mortgage loans on real estate	50.8	55.5
Policy loans	0.0	0.0
Other investments	0.2	0.2
Total financial assets	51.0	55.7
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	230.0	209.1
Carrying Value
Financial assets:
Commercial mortgage loans on real estate	47.4	54.6
Policy loans	5.6	6.0
Other investments	0.2	0.2
Total financial assets	53.2	60.8
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	196.3	203.5
Total
Financial assets:
Commercial mortgage loans on real estate	50.8	55.5
Policy loans	5.6	6.0
Other investments	0.2	0.2
Total financial assets	56.6	61.7
Financial liabilities:
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	$ 230.0	$ 209.1